ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 2) (VIEs)	12 Months Ended
Dec. 31, 2012
VIE arrangements
Number of VIEs through which the Company conducts substantially all business	3
Power of Attorney
VIE arrangements
Term of agreement	10 years
Business Operations Agreement
VIE arrangements
Term of agreement	10 years
Automatic extended or renewal term of agreement	10 years
Advance written notice period for not extending term of agreement	30 days
Period prior to expiration date during which agreement term should not be extended	3 months
Exclusive Equity Option Agreement and Spousal Consent Agreement
VIE arrangements
Advance written notice period for not extending term of agreement	30 days
Period during which purchase right can be exercised	10 years
Exclusive Technical and Consulting Services Agreement
VIE arrangements
Term of agreement	10 years
Automatic extended or renewal term of agreement	10 years
Advance written notice period for not extending term of agreement	30 days
Intellectual Property License Agreement
VIE arrangements
Automatic extended or renewal term of agreement	5 years
Advance written notice period for not extending term of agreement	30 days
Period for counter party to cure breach of agreement term	30 days
Interval of time during which the agreement will be reviewed	3 months
Loan Agreements
VIE arrangements
Term of agreement	10 years
Automatic extended or renewal term of agreement	10 years
Advance written notice period for not extending term of agreement	3 months